SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross, beginning	$ 5,235,964	$ 4,911,727
Foreign currency translation	147,295	324,235
Intangible assets, gross, ending	5,383,259	5,235,964
Intangible assets, accumulated amortization, beginning	5,235,964	4,910,231
Amortization expense		1,510
Foreign currency translation	147,295	324,221
Intangible assets, accumulated amortization, ending	5,383,259	5,235,964
Intangible assets, net
Software and Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross, beginning	4,296,545	4,030,482
Foreign currency translation	120,868	266,062
Intangible assets, gross, ending	4,417,413	4,296,545
Intangible assets, accumulated amortization, beginning	4,296,545	4,030,482
Amortization expense
Foreign currency translation	120,868	266,062
Intangible assets, accumulated amortization, ending	4,417,413	4,296,545
Intangible assets, net
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross, beginning	939,419	881,245
Foreign currency translation	26,427	58,173
Intangible assets, gross, ending	965,846	939,419
Intangible assets, accumulated amortization, beginning	939,419	879,749
Amortization expense		1,510
Foreign currency translation	26,427	58,160
Intangible assets, accumulated amortization, ending	965,846	$ 939,419
Intangible assets, net